        SEMIANNUAL REPORT    JUNE 30, 2001

Prudential
MoneyMart Assets, Inc.

Fund Type Taxable money market

Objective Maximum current income consistent with stability of capital and the maintenance of liquidity

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
Prudential MoneyMart Assets, Inc. (the Fund) seeks maximum current income consistent with stability of capital and maintenance of liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, and major corporations and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We purchase only securities rated on one of the two highest rating categories by at least two major rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its investment objective.

          (GRAPH)
                  www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts  As of 6/30/01

                      7-Day        Net Asset    Weighted Avg.     Net Assets
                  Current Yield   Value (NAV)    Mat. (WAM)       (Millions)
Class A               3.61%          $1.00         70 Days          $6,905
Class Z*              3.73%          $1.00         70 Days          $  280
iMoneyNet, Inc.
Taxable Prime
Retail Avg.**         3.46%         $1.00         61 Days            N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
* Class Z shares are not subject to distribution and service (12b-1) fees.
** iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc.
Taxable Prime Retail Average category as of June 26, 2001, the closest date to the end of our reporting period.

(LOGO)                   August 14, 2001

DEAR SHAREHOLDER,
Prudential MoneyMart Assets provided higher-than-average yields throughout the first half of 2001. On June 30, the seven-day current yield for MoneyMart Assets' Class A shares was 3.61%, compared with 3.46% for the average comparable money fund tracked by iMoneyNet.

During the six-month reporting period, money market yields fell sharply as the Federal Reserve (the Fed) repeatedly reduced short-term interest rates in an effort to stimulate U.S. economic growth. Because money fund yields decline with a lag during times when the Fed eases monetary policy, and because of a desire to escape heightened volatility in the stock market, investors increasingly placed cash in money funds. This trend led to a large rise in money fund net assets, particularly during the first quarter of 2001, according to industry data.

We discuss developments in the money markets and explain MoneyMart Assets' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Yours sincerely,

David R. Odenath, Jr., President
Prudential MoneyMart Assets, Inc.

Prudential MoneyMart Assets, Inc.

             Semiannual Report    June 30, 2001

INVESTMENT ADVISER'S REPORT
Our six-month reporting period began on a surprising note when the Fed cut short-term interest rates by one half of a percentage point on January 3, 2001. The central bank had hinted in late 2000 that it was considering easing monetary policy. However, the reduction in early January was largely unexpected by financial markets because it occurred between the Fed's regularly scheduled meetings.

When Fed policymakers met on January 31, they implemented another half-point rate cut. These back-to-back aggressive moves, along with the four that followed, were intended to revitalize a fading U.S. economy by making it more affordable for consumers and businesses to borrow money.

Yields on money market securities maturing in one year are normally higher than yields on securities maturing in three months because of the greater risk associated with longer-term investments. However, because the Fed was expected to continue reducing short-term rates, one-year securities yielded far less than three-month securities throughout much of the reporting period. This anomaly is known as an inverted money market yield curve.

INVESTING IN A DECLINING-RATE ENVIRONMENT
In March, with the unusual shape of the money market yield curve predicting further declines in short-term rates, we primarily bought securities in the three-month sector that were designed to extend MoneyMart Assets' weighted average maturity
(WAM). WAM measures a fund's sensitivity to changes in the level of interest rates. It takes into account the maturity and quantity of each security held by a fund. Lengthening the WAM proved to be a good strategy because it helped MoneyMart Assets' yields remain higher for a longer time as money market yields continued to decline.

Prudential MoneyMart Assets, Inc.

           Semiannual Report    June 30, 2001

The trend toward lower money market yields persisted for two reasons. First, the Fed again reduced short-term rates by one half of a percentage point on March 20, April 18, and May 15. Second, investors fleeing very volatile conditions in the stock market placed cash in money funds.

This series of moves by the Fed, which left rates a total of 2.50 percentage points below where they were when the year began, led some investors to wonder if the central bank was nearly finished with its current round of rate cuts. Therefore, although the overall level of money market yields declined, the shape of the money market yield curve gradually returned to a positive slope in the spring of 2001. (That is, yields on securities maturing in one year, were once again higher than yields on securities maturing in three months.) With this development, and given our belief that further rate cuts were forthcoming, we felt more comfortable significantly lengthening MoneyMart Assets' WAM in May and June by purchasing bank securities maturing in one year that offered good relative value.

The Fed's next move occurred on June 27, when it reduced short-term rates by a quarter of a percentage point. This marked its sixth rate cut in as many months. In a statement announcing this change in monetary policy, the Fed hinted that it was poised to continue easing credit conditions if necessary.

LOOKING AHEAD
We plan to maintain a longer-than-average WAM until there are clear signs that the anticipated economic recovery in the United States is under way. This strategy may help MoneyMart Assets' yields remain relatively higher for a longer time if the central bank cuts rates again, and yields on money market securities decline even further.

Prudential MoneyMart Assets Management Team

Prudential MoneyMart Assets, Inc.

          Semiannual Report    June 30, 2001

Financial

  Statements

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited)

Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
Bank Notes  0.7%
                Comerica Bank N.A.(b)
$      46,000   4.031%, 7/6/01                                    $     46,000,036
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  1.6%
                First Tennessee Bank N.A.
       39,000   4.30%, 7/24/01                                          39,000,000
                First Union National Bank(b)
       14,000   4.294%, 8/1/01                                          13,999,165
                J.P. Morgan Chase
       64,000   3.80%, 9/12/01                                          64,000,000
                                                                  ----------------
                                                                       116,999,165
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  6.8%
                Bank Brussels Lambert
       35,000   5.31%, 7/2/01                                           35,000,019
                Barclays Bank PLC
      100,000   3.775%, 12/14/01                                       100,000,000
                BNP Paribas
       42,000   5.37%, 7/30/01                                          42,003,245
                Deutsche Bank AG
      150,000   4.57%, 9/27/01                                         150,000,000
                KBC Bank N.V.
       33,000   5.38%, 7/26/01                                          33,002,352
                Westdeutsche Landesbank
      130,000   4.38%, 7/2/01                                          130,000,000
                                                                  ----------------
                                                                       490,005,616
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  25.9%
                ABN AMRO, Inc.
       46,000   3.96%, 8/14/01                                          45,996,079
                Bank of Nova Scotia
       26,000   4.28%, 7/2/01                                           25,999,986
       25,000   5.72%, 7/5/01                                           25,000,000
                Bayerische Hypo-und Vereinsbank
       41,000   4.02%, 8/9/01                                           41,000,762
      100,000   4.05%, 8/16/01                                         100,000,000

    6                                      See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                BNP Paribas
$     160,000   5.24%, 8/1/01                                     $    160,000,000
       67,000   4.56%, 9/21/01                                          67,000,000
                Canadian Imperial Bank of Commerce
       50,000   5.135%, 8/13/01                                         49,996,043
      150,000   4.12%, 5/31/02                                         149,973,288
       75,000   4.055%, 7/12/02                                         75,003,750
                Commerzbank AG
       40,000   3.77%, 9/14/01                                          40,002,348
       58,000   3.94%, 11/21/01                                         58,008,176
                Deutsche Bank AG
      174,000   3.84%, 12/7/01                                         174,000,000
                Dexia Bank
       30,000   5.21%, 8/21/01                                          30,000,000
      120,000   3.80%, 9/13/01                                         120,000,000
                Landesbank Baden-Wurttemberg
       22,000   4.69%, 7/17/01                                          21,999,710
       28,000   5.38%, 7/26/01                                          28,002,025
       15,000   4.24%, 7/27/01                                          14,999,651
       22,000   5.30%, 8/1/01                                           22,000,554
                Lloyds TSB Bank PLC
       30,000   3.92%, 8/30/01                                          30,001,485
                Rabobank Nederland
      130,000   4.105%, 7/5/02                                         129,987,248
                SanPaolo-IMI SpA
       20,000   4.33%, 7/23/01                                          20,000,121
                Societe Generale
      100,000   4.00%, 8/16/01                                         100,000,000
                Svenska Handelsbanken AB
       24,000   5.28%, 7/31/01                                          24,000,375
       15,000   5.23%, 1/23/02                                          15,001,894
       50,000   4.185%, 5/28/02                                         50,014,591
       20,000   4.11%, 7/8/02                                           20,000,000
                UBS AG
      100,000   7.125%, 7/5/01                                          99,999,534
      125,000   4.135%, 6/3/02                                         124,983,160
                                                                  ----------------
                                                                     1,862,970,780

    See Notes to Financial Statements                                      7

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
Commercial Paper  48.7%
                Abbey National N.A. Corp.
$      57,550   3.71%, 12/11/01                                   $     56,583,272
                Alliance & Leicester PLC
       50,000   3.76%, 9/11/01                                          49,624,000
                American Express Credit Corp.
       50,000   3.70%, 8/16/01                                          49,763,611
                American General Finance Corp.
       28,692   4.20%, 9/14/01                                          28,440,945
                American Home Products Corp.
        8,714   3.80%, 8/9/01                                            8,678,127
                Amsterdam Funding Corp.
       25,000   4.15%, 7/9/01                                           24,976,944
       28,000   3.70%, 8/22/01                                          27,850,355
                BankAmerica Corp.
      170,000   4.99%, 7/27/01                                         169,387,339
                BBL North America Funding Corp.
       74,000   4.59%, 7/11/01                                          73,905,650
                BCI Funding Corp.
       41,500   4.24%, 7/19/01                                          41,412,020
       40,000   3.79%, 11/16/01                                         39,418,867
                BHF Finance, Inc.
       24,000   3.79%, 12/3/01                                          23,608,367
                Black Forest Funding Corp.
       50,000   3.82%, 7/18/01                                          49,909,805
       30,000   3.83%, 7/18/01                                          29,945,742
       14,314   3.73%, 7/27/01                                          14,275,440
                Blue Ridge Asset Funding Corp.
       20,037   3.81%, 7/18/01                                          20,000,950
        2,124   3.72%, 7/24/01                                           2,118,952
                Brahms Funding Corp.
       15,000   4.04%, 7/16/01                                          14,974,750
       73,000   4.00%, 7/19/01                                          72,854,000
                Caisse Nationale Des Caisses D'Epar
       59,000   4.36%, 7/19/01                                          58,871,380

    8                                      See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                Centric Capital Corp.
$      31,450   3.80%, 7/18/01                                    $     31,393,565
       10,000   4.26%, 7/23/01                                           9,973,967
       20,000   3.77%, 7/30/01                                          19,939,261
       40,800   3.83%, 7/30/01                                          40,674,121
                Clipper Receivables Corp.
       26,000   3.88%, 7/11/01                                          25,971,978
       15,325   3.96%, 7/12/01                                          15,306,457
                Den Danske Corp.
       47,000   3.79%, 11/16/01                                         46,317,168
                Deutsche Bank Financial, Inc.
       36,000   5.15%, 7/17/01                                          35,917,600
                Diageo Capital PLC
      100,000   4.45%, 9/18/01                                          99,023,472
                Dover Corp.
       12,000   3.80%, 7/23/01                                          11,972,133
                Dresdner U.S. Finance, Inc.
       30,000   4.10%, 10/24/01                                         29,607,083
                Edison Asset Securitization, LLC
      172,679   3.71%, 7/26/01                                         172,234,112
                Falcon Asset Securitization Corp.
       40,000   3.70%, 9/18/01                                          39,675,222
                Ford Motor Credit Corp.
       58,000   4.25%, 7/20/01                                          57,869,903
       42,276   3.96%, 7/27/01                                          42,155,091
                Forrestal Funding Master Trust
       33,000   3.96%, 7/12/01                                          32,960,070
       22,892   3.95%, 7/17/01                                          22,851,812
       46,000   3.80%, 7/26/01                                          45,878,611
                GE Capital International Funding
       69,000   3.71%, 7/26/01                                          68,822,229
       42,000   4.45%, 9/21/01                                          41,574,283
                General Electric Capital Corp.
       12,994   3.71%, 7/20/01                                          12,968,557
       49,000   4.22%, 7/20/01                                          48,890,866
       93,000   3.70%, 8/16/01                                          92,560,317
                General Electric Capital Services, Inc.
       50,000   3.70%, 8/16/01                                          49,763,611

    See Notes to Financial Statements                                      9

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                General Re Corp.
$      22,000   4.07%, 10/26/01                                   $     21,708,995
                Halifax PLC
       20,000   3.71%, 9/10/01                                          19,853,661
                Homeside Lending, Inc.
        8,000   3.78%, 8/1/01                                            7,973,960
        8,500   3.78%, 8/2/01                                            8,471,440
                Household Finance Corp.
       50,000   3.79%, 9/7/01                                           49,642,055
                Internationale Nederlanden U.S. Funding Corp.
       50,000   3.95%, 7/11/01                                          49,945,139
        9,229   3.82%, 7/19/01                                           9,211,373
                Landesbank Scheswig-Holstein Girozentrale
       25,000   4.21%, 7/3/01                                           24,994,153
        7,650   4.28%, 7/5/01                                            7,646,362
       15,000   4.23%, 7/25/01                                          14,957,700
                Nationwide Building Society
       72,000   4.23%, 7/19/01                                          71,847,720
                Old Line Funding Corp.
       29,000   3.88%, 7/16/01                                          28,953,117
       11,388   3.82%, 7/20/01                                          11,365,040
                Panasonic Finance (America), Inc.
       26,920   4.30%, 7/2/01                                           26,916,785
                PNC Funding Corp.
       20,000   3.85%, 7/11/01                                          19,978,611
       29,000   3.76%, 7/27/01                                          28,921,249
                Robert Bosch Finance Corp.
       26,000   4.28%, 7/20/01                                          25,941,269
                SanPaolo IMI U.S. Financial Co.
       34,000   4.23%, 7/20/01                                          33,924,095
                Sheffield Receivables Corp.
       34,464   3.91%, 7/9/01                                           34,434,055
       28,000   3.925%, 7/16/01                                         27,954,208
       80,540   3.93%, 7/16/01                                          80,408,116
       97,570   3.81%, 7/19/01                                          97,384,129
                Sony Capital Corp.
       53,000   4.00%, 7/26/01                                          52,852,778

    10                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                Stadshypotek Delaware, Inc.
$      50,000   3.76%, 9/10/01                                    $     49,629,222
                Swedbank, Inc.
        8,000   4.23%, 7/25/01                                           7,977,440
       42,500   3.71%, 12/11/01                                         41,786,083
                Sweetwater Capital Corp.
       46,275   3.73%, 7/25/01                                          46,159,929
                Telstra Corp. Ltd.
       30,000   4.26%, 7/31/01                                          29,893,500
       32,000   3.96%, 8/2/01                                           31,887,360
                Triple-A One Funding Corp.
       20,000   3.80%, 7/20/01                                          19,959,889
                Tulip Funding Corp.
       21,000   4.28%, 7/23/01                                          20,945,073
       38,000   3.70%, 9/18/01                                          37,691,461
                Tyco International, Ltd.
       25,000   3.75%, 9/18/01                                          24,794,271
                UBS Finance (Delaware), LLC
      125,072   4.25%, 7/2/01                                          125,057,234
                Unilever Capital Corp. (b)
      192,000   3.97%, 9/7/01                                          192,001,901
                Verizon Global Funding Corp.
      100,000   4.23%, 7/18/01                                          99,800,250
        8,468   4.23%, 7/19/01                                           8,450,090
       45,100   4.23%, 7/26/01                                          44,967,519
                Volkswagon of America, Inc.
        8,389   3.68%, 7/25/01                                           8,368,419
                                                                  ----------------
                                                                     3,495,557,656
-------------------------------------------------------------------------------------
Loan Participations  0.1%
                Georgia Power Co.
       10,000   3.89%, 8/10/01                                          10,000,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  15.5%
                Allstate Life Insurance(b)
       36,000   4.484%, 8/1/01                                          36,000,000

    See Notes to Financial Statements                                     11

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                Bishop Gate Residential Mortgage Trust 2001(b)
$      27,000   4.001%, 7/20/01                                   $     27,000,000
                CIT Group, Inc.(b)
       49,000   4.694%, 7/16/01                                         48,997,213
                General Electric Capital Assurance Co.(b)
       45,000   3.931%, 7/20/01                                         45,000,000
                Goldman Sachs Group LP(b)
      287,000   4.04%, 9/17/01                                         287,000,000
                J.P. Morgan Chase(b)
       18,000   3.82%, 9/24/01                                          18,014,005
                Merrill Lynch & Co., Inc.
        2,000   6.06%, 10/15/01                                          2,010,698
                Merrill Lynch & Co., Inc.(b)
       88,000   4.025%, 7/9/01                                          88,000,000
        8,000   4.394%, 8/1/01                                           8,004,440
       86,000   3.888%, 9/10/01                                         86,000,000
                Metropolitan Life Insurance Co.(b)
       28,000   4.956%, 7/2/01                                          28,000,000
       23,000   4.394%, 8/1/01                                          23,000,000
                Morgan Stanley(b)
      143,000   4.005%, 7/16/01                                        143,000,000
                Nissan Auto Recievables, 2001-A
        4,452   5.523%, 8/15/01                                          4,452,228
                Peoples Gas, Light & Coke Co.(b)
       32,000   4.06%, 9/13/01                                          32,009,648
                Restructured Asset Security ENH RET 0015-MM(b)
       89,000   4.02%, 7/13/01                                          89,000,000
                Short Term Repack Asset Trust 1998-E(b)
       54,000   4.00%, 7/18/01                                          54,000,000
                Strategic Money Market Trust 2000-M(b)
       16,000   3.91%, 9/13/01                                          16,000,000
                Travelers Insurance Co.(b)
       41,000   4.854%, 8/6/01                                          41,000,000
                United of Omaha Life Insurance(b)
       14,000   4.093%, 9/5/01                                          14,000,000

    12                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                Wells Fargo & Co.(b)
$      20,000   4.46%, 7/26/01                                    $     20,026,887
                                                                  ----------------
                                                                     1,110,515,119
                Total Investments  99.3%
                 (amortized cost $7,132,048,372(a))                  7,132,048,372
                Other assets in excess of liabilities  0.7%             53,308,906
                                                                  ----------------
                Net Assets  100%                                  $  7,185,357,278
                                                                  ----------------
                                                                  ----------------

------------------------------
(a) Federal income tax basis for portfolio securities is the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
AB--Antien bolay (Swedish Company).
AG--Aktiengesellschaft (German Company).
LLC--Limited Liability Company.
LP--Limited Partnership.
NV--Naamloze Vennootschaap (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
SpA--Societa per Azione (Italian Corporation).
    See Notes to Financial Statements                                     13

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2001 was as follows:
Commercial Banks.......................................................   54.2%
Asset Backed Securities................................................   13.4
Security Brokers & Dealers.............................................    8.6
Short-Term Business Credit.............................................    6.0
Food & Related Products................................................    4.1
Phone Communication....................................................    3.0
Life Insurance.........................................................    2.1
Bank Holding Company...................................................    1.6
Motor Vehicle Parts....................................................    1.5
Personal Credit Institutions...........................................    1.1
Electric & Equipment, Computer.........................................    0.7
Phono, Records, Tape, Disk.............................................    0.7
Finance Services.......................................................    0.7
Natural Gas............................................................    0.4
General Industry Machines..............................................    0.3
Fire, Marine, Casualty Insurance.......................................    0.3
Construction Machine & Equipment.......................................    0.2
Mortgage Bankers.......................................................    0.2
Pharmaceutical.........................................................    0.1
Electrical Services....................................................    0.1
                                                                         -----
                                                                          99.3
Other assets in excess of liabilities..................................    0.7
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    14                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  June 30, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $ 7,132,048,372
Cash                                                                      64,008
Receivable for Fund shares sold                                      133,829,354
Interest receivable                                                   32,119,729
Deferred expenses and other assets                                        93,269
                                                                -----------------
      Total assets                                                 7,298,154,732
                                                                -----------------
LIABILITIES
Payable for Fund shares reacquired                                   100,465,935
Accrued expenses                                                       5,200,901
Dividends payable                                                      4,616,234
Management fee payable                                                 1,798,306
Distribution fee payable                                                 716,078
                                                                -----------------
      Total liabilities                                              112,797,454
                                                                -----------------
NET ASSETS                                                       $ 7,185,357,278
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common stock, at par ($.001 par value; 15 billion shares
      authorized for issuance)                                   $     7,185,357
   Paid-in capital in excess of par                                7,178,171,921
                                                                -----------------
Net assets, June 30, 2001                                        $ 7,185,357,278
                                                                -----------------
                                                                -----------------
Class A:
   Net asset value, offering price and redemption price per
      share
      ($6,905,197,479 / 6,905,197,479 shares of common
      stock issued and outstanding)                                        $1.00
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($280,159,799 / 280,159,799 shares of common stock
      issued and outstanding)                                              $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     15

       Prudential MoneyMart Assets, Inc.
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                  June 30, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $ 193,804,263
                                                                -----------------
Expenses
   Management fee                                                    10,740,918
   Distribution fee--Class A                                          4,281,426
   Transfer agent's fees and expenses                                 6,800,000
   Reports to shareholders                                              496,000
   Custodian's fees and expenses                                        200,000
   Registration                                                         200,000
   Insurance                                                             30,000
   Director's fees and expenses                                          22,000
   Audit fees                                                            18,000
   Legal fees and expenses                                               15,000
   Miscellaneous                                                          2,874
                                                                -----------------
      Total expenses                                                 22,806,218
                                                                -----------------
Net investment income                                               170,998,045
                                                                -----------------
NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            108,494
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 171,106,539
                                                                -----------------
                                                                -----------------

    16                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                               June 30, 2001      December 31, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    170,998,045     $    395,740,420
   Net realized gain on investment
      transactions                                    108,494                9,816
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                             171,106,539          395,750,236
                                             -----------------    -----------------
Dividends and distributions to
shareholders
(Note 1)
      Class A                                    (164,320,619)        (379,839,832)
      Class Z                                      (6,785,920)         (15,910,404)
                                             -----------------    -----------------
                                                 (171,106,539)        (395,750,236)
                                             -----------------    -----------------
Fund share transactions (Note 4)
(at $1.00 per share)
   Proceeds from shares sold                   14,243,013,991       36,763,213,585
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                 163,041,733          372,842,594
   Cost of shares reacquired                  (14,003,153,702)     (37,006,715,947)
                                             -----------------    -----------------
   Net increase in net assets from Fund
      share transactions                          402,902,022          129,340,232
                                             -----------------    -----------------
Total increase                                    402,902,022          129,340,232
NET ASSETS
Beginning of period                             6,782,455,256        6,653,115,024
                                             -----------------    -----------------
End of period                                $  7,185,357,278     $  6,782,455,256
                                             -----------------    -----------------
                                             -----------------    -----------------

    See Notes to Financial Statements                                     17

       Prudential MoneyMart Assets, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential MoneyMart Assets, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant generally accepted accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Security
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Net investment income of the Fund consists of interest accrued and discount earned less estimated expenses applicable to the dividend period. Net investment income (other than distribution fees), and realized gains or losses, if any, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income to its shareholders. Therefore, no federal income tax provision is required.
    18

       Prudential MoneyMart Assets, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Dividends and Distributions:    All of the Fund's net investment income
and net realized gains or losses, if any, are declared as dividends daily to the shareholders of record at the time of such declaration. Payment of dividends is made monthly.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation ('PIC'). PIM furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $50 million and .30 of 1% of the Fund's average daily net assets in excess of $50 million.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Z shares of the Fund. The Fund reimburses the distributors for distributing and servicing the Fund's Class A shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of the Class A shares. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      PIFM, PIMS and PIM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2001, the Fund incurred fees of approximately $6,788,000 for the services of PMFS. As of June 30, 2001, approximately $1,122,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          19

       Prudential MoneyMart Assets, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Capital
The Fund offers Class A and Class Z shares. Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized 15 billion shares of common stock, $.001 par value per share, divided into 13 billion authorized Class A shares and 2 billion authorized Class Z shares.

      Transactions in shares of common stock (at $1 net asset value per share) were as follows:

                                                    Six Months              Year
                                                       Ended                Ended
                                                   June 30, 2001      December 31, 2000
                                                 -----------------    -----------------
Class A
----------------------------------------------
Shares sold                                         13,883,933,410       35,917,039,176
Shares issued in reinvestment of dividends and
  distributions                                        156,423,205          357,452,795
Shares reacquired                                  (13,664,441,059)     (36,138,795,705)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding          375,915,556          135,696,266
                                                 -----------------    -----------------
                                                 -----------------    -----------------
Class Z
----------------------------------------------
Shares sold                                            359,080,581          846,174,409
Shares issued in reinvestment of dividends and
  distributions                                          6,618,528           15,389,799
Shares reacquired                                     (338,712,643)        (867,920,242)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding           26,986,466           (6,356,034)
                                                 -----------------    -----------------
                                                 -----------------    -----------------

       Prudential MoneyMart Assets, Inc.

 Financial
         Highlights

       Prudential MoneyMart Assets, Inc.
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                -----------------
                                                                Six Months Ended
                                                                  June 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $     1.000
Net investment income and net realized gains                              .024
Dividends and distributions to shareholders                              (.024)
                                                                -----------------
Net asset value, end of period                                     $     1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                           2.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                    $ 6,905,197
Average net assets (000)                                           $ 6,907,052
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                 .65%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                 .52%(b)
   Net investment income                                                  4.80%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
    22                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class A
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------
   $    1.000           $    1.000           $    1.000           $    1.000           $    1.000
         .058                 .046                 .050                 .050                 .048
        (.058)               (.046)               (.050)               (.050)               (.048)
----------------     ----------------     ----------------     ----------------     ----------------
   $    1.000           $    1.000           $    1.000           $    1.000           $    1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
         5.94%                4.69%                5.06%                5.09%                4.97%
   $6,529,282           $6,393,586           $6,152,044           $6,863,647           $7,315,223
   $6,538,256           $6,292,031           $6,810,377           $7,121,692           $7,326,023
          .67%                 .68%                 .69%                 .70%                 .71%
          .54%                 .55%                 .57%                 .58%                 .59%
         5.81%                4.60%                4.95%                4.97%                4.83%

    See Notes to Financial Statements                                     23

       Prudential MoneyMart Assets, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                -----------------
                                                                Six Months Ended
                                                                  June 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   1.000
Net investment income and net realized gains                             .024
Dividends and distributions to shareholders                             (.024)
                                                                -----------------
Net asset value, end of period                                      $   1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                          2.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 280,160
Average net assets (000)                                            $ 279,569
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .52%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .52%(c)
   Net investment income                                                 4.90%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Annualized.
    24                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                    Class Z                                           March 1, 1996(b)
-------------------------------------------------------------------------------
                            Year Ended December 31,                                       Through
-------------------------------------------------------------------------------
      2000                 1999                 1998                 1997            December 31, 1996
--------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000               $  1.000
        .059                 .047                 .051                 .051                   .040
       (.059)               (.047)               (.051)               (.051)                 (.040)
----------------     ----------------     ----------------     ----------------         ----------
    $  1.000             $  1.000             $  1.000             $  1.000               $  1.000
----------------     ----------------     ----------------     ----------------         ----------
----------------     ----------------     ----------------     ----------------         ----------
        6.07%                4.82%                5.19%                5.22%                  4.12%
    $253,173             $259,529             $212,280             $157,352               $149,212
    $267,611             $227,112             $194,669             $159,508               $121,135
         .54%                 .55%                 .57%                 .58%                   .59%(c)
         .54%                 .55%                 .57%                 .58%                   .59%(c)
        5.95%                4.74%                5.07%                5.10%                  4.86%(c)

    See Notes to Financial Statements                                     25

Prudential MoneyMart Assets, Inc.

        Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity
Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment
Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison
International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
             www.prudential.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential MoneyMart Assets, Inc.

  Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco
Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?

Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks.
The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

           www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
----------------------------------
Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

----------------------------------
Fund Symbols    NASDAQ     CUSIP
  Class A       PBMXX    74435H102
  Class Z       PMZXX    74435H201
----------------------------------

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


MF108E2  74435H102  74435H201

(LOGO)Printed on Recycled Paper